AXS TSLA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$112,066,203
TOTAL NET ASSETS — 100.0%	$112,066,203

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Tesla, Inc.	Pay	4.57% (OBRF01* - 50bps)	At Maturity	7/15/2024	$(74,375,158)	$-	$(31,003,944)
Clear Street	Tesla, Inc.	Pay	4.72% (OBRF01* - 35bps)	At Maturity	4/25/2024	(17,817,176)	-	(4,084,117)
TOTAL EQUITY SWAP CONTRACTS								$(35,088,060)

*	OBFR01 - Overnight Bank Funding Rate, 5.07% as of June 30, 2023.